Segments - Summary of segments banking by line of business (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
– Net interest income	€ 7,762	€ 8,202
– Net fee and commission income	1,998	1,807
Addition to loan loss provisions		250
Total expenses	6,439	5,946
Result before tax	6,373	4,609
Taxation	1,798	1,303
Non-controlling interests	118	100
Shareholders of the parent	4,456	3,206
Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Taxation	(414)	230
Shareholders of the parent	(1,099)	540
Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	4,456	3,206
Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	7,655	8,073
– Net fee and commission income	1,998	1,807
– Total investment and other income	1,647	1,445
Total income	11,300	11,325
Total expenses	5,880	5,696
Addition to loan loss provisions	559	250
Total expenses	6,439	5,946
Result before tax	4,861	5,379
Taxation	1,385	1,533
Non-controlling interests	118	100
Shareholders of the parent	3,358	3,746
Segments Banking Activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Shareholders of the parent	1,099	(540)
Retail Netherlands | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	1,072	1,063
Retail Netherlands | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,534	1,650
– Net fee and commission income	513	471
– Total investment and other income	376	410
Total income	2,423	2,530
Total expenses	1,023	1,053
Addition to loan loss provisions	(43)	42
Total expenses	980	1,095
Result before tax	1,443	1,435
Taxation	371	372
Non-controlling interests	0	0
Shareholders of the parent	1,072	1,063
Retail Belgium | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	248	185
Retail Belgium | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,052	1,010
– Net fee and commission income	306	240
– Total investment and other income	43	80
Total income	1,402	1,330
Total expenses	980	959
Addition to loan loss provisions	65	91
Total expenses	1,045	1,050
Result before tax	357	280
Taxation	109	95
Non-controlling interests	0	0
Shareholders of the parent	248	185
Retail Germany | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	540	601
Retail Germany | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,337	1,401
– Net fee and commission income	212	180
– Total investment and other income	(51)	(37)
Total income	1,498	1,543
Total expenses	628	605
Addition to loan loss provisions	65	49
Total expenses	693	654
Result before tax	805	889
Taxation	265	289
Non-controlling interests	1	0
Shareholders of the parent	540	601
Retail Other | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	465	438
Retail Other | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,884	1,668
– Net fee and commission income	293	253
– Total investment and other income	120	154
Total income	2,297	2,075
Total expenses	1,388	1,215
Addition to loan loss provisions	176	174
Total expenses	1,564	1,389
Result before tax	733	686
Taxation	173	176
Non-controlling interests	96	72
Shareholders of the parent	465	438
Wholesale Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,623	2,112
Wholesale Banking | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	2,293	1,049
Wholesale Banking | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,737	2,076
– Net fee and commission income	676	669
– Total investment and other income	1,166	892
Total income	3,580	3,637
Total expenses	1,662	1,630
Addition to loan loss provisions	295	(105)
Total expenses	1,957	1,525
Result before tax	1,623	2,112
Taxation	406	495
Non-controlling interests	22	28
Shareholders of the parent	1,194	1,589
Wholesale Banking | Segments Banking Activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Shareholders of the parent	1,099	(540)
Corporate Line | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(100)	(23)
Corporate Line | Segments Banking Activities
Disclosure of operating segments [line items]
Shareholders of the parent	(161)	(130)
Corporate Line | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	111	269
– Net fee and commission income	(3)	(6)
– Total investment and other income	(8)	(54)
Total income	99	210
Total expenses	199	233
Addition to loan loss provisions
Total expenses	199	233
Result before tax	(100)	(23)
Taxation	61	107
Non-controlling interests	0	0
Shareholders of the parent	€ (161)	€ (130)